Other disclosures - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 946,099		€ 916,504	€ 854,472
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	952,108		926,739	861,236
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	20,898		10,994	11,529
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	140,659		124,178	146,991
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	99,337		155,527	138,902
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	4,473	€ 3,546	1,363	1,349	€ 2,481
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	831,873		760,218	710,805
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	908,403		885,470	826,767
Loans and advances | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	914,013		895,645	833,819
Loans and advances | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	88,091		141,839	127,224
Loans and advances | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	825,922		753,806	706,595
Debt instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	191,124		199,351	191,312
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	37,696		31,034	27,705
Debt instruments | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	38,095		31,094	27,417
Debt instruments | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	20,898		10,994	11,529
Debt instruments | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	11,246		13,688	11,678
Debt instruments | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	€ 5,951		€ 6,412	€ 4,210